INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Raw materials	$ 75,722	$ 47,759
Work-in-process	74,105	46,817
Finished goods	404,243	167,446
Inventories	554,070	262,022
Inventory written down	$ 19,447	$ 14,646	$ 17,820